Borrowings, other debts and derivative liabilities - Summary of Long-term Debt Instruments (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Debt Disclosure [Abstract]
Bank borrowings	¥ 68,075	¥ 48,191
Other borrowings	0	4,957
Total long-term borrowings	¥ 68,075	¥ 53,148